SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS California Municipal Fund

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-954-5000

Christopher Bohane, Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

under the

Investment Company Act of 1940

Investment Company Act File No. 811-9537

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1. Title of the class of securities of MFS California Municipal Fund (the “Fund”) to be redeemed:

Variable Rate Municipal Term Preferred Shares, Series 2019/3 (CUSIP # 59318C502) (“VMTP Shares”).

2. Date on which the securities are to be called or redeemed:

October 3, 2019

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The VMTP Shares are to be redeemed pursuant to Section 2.5(c) of the Fund’s Statement Establishing and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Trust intends to redeem all of the outstanding VMTP Shares, of which there are 977 outstanding shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of July, 2019

MFS CALIFORNIA MUNICIPAL FUND

By:	THOMAS H. CONNORS
Name:	Thomas H. Connors
Title:	Assistant Secretary and Assistant Clerk